Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST X
Prospectus Date	rr_ProspectusDate	Aug. 01, 2014
Pioneer Fundamental Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIONEER FUNDAMENTAL GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

		You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 36 and the "Sales charges" section of the statement of additional information beginning on page 52.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large companies, that is, companies similar in size to issuers included in the Russell 1000 Growth Index. The Russell 1000 Growth Index (the "index") is a large capitalization index that measures the performance of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. On June 30, 2014, securities in the index had market capitalizations of approximately $1.6 billion or greater. The size of the companies in the index changes constantly as a result of market conditions and the composition of the index. The fund's investments will not be confined to securities issued by companies included in the index.

For purposes of the fund's investment policies, equity securities include common stocks and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

The fund primarily invests in securities of U.S. issuers. The fund may invest in securities of issuers in any industry or market sector. The fund may invest in fewer than 40 securities. The fund may invest in initial public offerings of equity securities. The fund may invest up to 20% of its total assets in equity and debt securities of non-U.S. issuers. The fund will not invest more than 10% of its total assets in the securities of emerging markets issuers.

The fund may also invest in investment grade and below investment grade debt securities (known as "junk bonds"), including below investment grade convertible debt securities and securities of issuers that are in default.

The fund may, but is not required to, use derivatives. The fund may use derivatives, such as stock index futures and options, for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the fund's return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund may also hold cash or other short-term investments.

The fund's investment adviser uses a "growth" style of management and seeks to invest in securities of issuers with above average potential for earnings and revenue growth. To select growth stocks, the adviser employs quantitative analysis, fundamental research, and an evaluation of the issuer based on its financial statements and operations, utilizing a bottom-up analytic style. The adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies.

		The adviser generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. The adviser makes that determination based upon the same criteria it uses to select portfolio securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). High public debt in the U.S. and other countries creates ongoing and systemic market risks and policymaking uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities worldwide. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as increase market volatility and reduce the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security or derivative position.

GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The adviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

ISSUER FOCUS RISK. The fund may invest in fewer than 40 securities and, as a result, the fund's performance may be more volatile than the performance of funds holding more securities.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers, or in U.S. issuers that have significant exposure to foreign markets, may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the fund's return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.

DEBT SECURITIES RISK. Factors that could contribute to a decline in the market value of debt securities in the fund include rising interest rates, if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

RISKS OF INVESTMENT IN OTHER FUNDS. Investing in other investment companies, including exchange-traded funds (ETFs), subjects the fund to the risks of investing in the underlying securities or assets held by those funds. When investing in another fund, the fund will bear a pro rata portion of the underlying fund's expenses, in addition to its own expenses.

RISKS OF INVESTMENTS IN REITS. Investments in real estate securities are affected by economic conditions, interest rates, governmental actions and other factors. In addition, investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. Mortgage REITs are particularly subject to interest rate and credit risks. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

PREFERRED STOCKS RISK. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stocks generally pay dividends only after the company makes required payments to holders of its bonds and other debt. Thus, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks of smaller companies may be more vulnerable to adverse developments than preferred stocks of larger companies.

RISKS OF WARRANTS AND RIGHTS. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the fund loses any amount it paid for the warrant. The failure to exercise subscription rights to purchase common shares would result in the dilution of the fund's interest in the issuing company.

RISKS OF INITIAL PUBLIC OFFERINGS. Companies involved in initial public offerings (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. Information about the companies may be available for very limited periods. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time. Further, stocks of newly-public companies may decline shortly after the IPO. There is no assurance that the fund will have access to IPOs. The purchase of IPO shares may involve high transaction costs.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using stock index futures and options and other derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. New regulations are changing the derivatives markets. The regulations may make using derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance. For derivatives that are required to be traded through a clearinghouse or exchange, the fund also will be exposed to the credit risk of the clearinghouse and the broker that submits trades for the fund. It is possible that certain derivatives that are required to be cleared, such as certain swap contracts, will not be accepted for clearing. In addition, regulated trading facilities for swap contracts are relatively new; they may not function as intended, which could impair the ability to enter into swap contracts. The extent and impact of the new regulations are not yet fully known and may not be for some time.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

		An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Russell 1000 Growth Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

		The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Russell 1000 Growth Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Russell 1000 Growth Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart:
THE HIGHEST CALENDAR QUARTERLY RETURN WAS 14.05% (10/01/2004 TO 12/31/2004).

THE LOWEST CALENDAR QUARTERLY RETURN WAS -19.50% (10/01/2008 TO 12/31/2008).

		At June 30, 2014, the year-to-date return was 5.25%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class K, Class R, Class Y and Class Z shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class K, Class R, Class Y and Class Z shares will vary.
Pioneer Fundamental Growth Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[1]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Net Expenses	rr_NetExpensesOverAssets	1.09%	[1]
1	rr_ExpenseExampleYear01	680
3	rr_ExpenseExampleYear03	910
5	rr_ExpenseExampleYear05	1,158
10	rr_ExpenseExampleYear10	1,867
1	rr_ExpenseExampleNoRedemptionYear01	680
3	rr_ExpenseExampleNoRedemptionYear03	910
5	rr_ExpenseExampleNoRedemptionYear05	1,158
10	rr_ExpenseExampleNoRedemptionYear10	1,867
2004	rr_AnnualReturn2004	8.48%
2005	rr_AnnualReturn2005	4.35%
2006	rr_AnnualReturn2006	8.73%
2007	rr_AnnualReturn2007	9.78%
2008	rr_AnnualReturn2008	(31.06%)
2009	rr_AnnualReturn2009	33.98%
2010	rr_AnnualReturn2010	10.53%
2011	rr_AnnualReturn2011	6.32%
2012	rr_AnnualReturn2012	14.34%
2013	rr_AnnualReturn2013	32.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.50%)
1 YEAR	rr_AverageAnnualReturnYear01	25.12%
5 YEARS	rr_AverageAnnualReturnYear05	17.62%
10 YEARS	rr_AverageAnnualReturnYear10	7.69%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.37%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 22, 2002
Pioneer Fundamental Growth Fund | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%	[1]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Net Expenses	rr_NetExpensesOverAssets	2.15%	[1]
1	rr_ExpenseExampleYear01	618
3	rr_ExpenseExampleYear03	979
5	rr_ExpenseExampleYear05	1,267
10	rr_ExpenseExampleYear10	2,244
1	rr_ExpenseExampleNoRedemptionYear01	218
3	rr_ExpenseExampleNoRedemptionYear03	679
5	rr_ExpenseExampleNoRedemptionYear05	1,167
10	rr_ExpenseExampleNoRedemptionYear10	2,244
1 YEAR	rr_AverageAnnualReturnYear01	27.38%
5 YEARS	rr_AverageAnnualReturnYear05	17.87%
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.50%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2005
Pioneer Fundamental Growth Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[1]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses	rr_NetExpensesOverAssets	1.83%	[1]
1	rr_ExpenseExampleYear01	286
3	rr_ExpenseExampleYear03	576
5	rr_ExpenseExampleYear05	990
10	rr_ExpenseExampleYear10	2,148
1	rr_ExpenseExampleNoRedemptionYear01	186
3	rr_ExpenseExampleNoRedemptionYear03	576
5	rr_ExpenseExampleNoRedemptionYear05	990
10	rr_ExpenseExampleNoRedemptionYear10	2,148
1 YEAR	rr_AverageAnnualReturnYear01	31.79%
5 YEARS	rr_AverageAnnualReturnYear05	18.09%
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.64%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2005
Pioneer Fundamental Growth Fund | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[1]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses	rr_NetExpensesOverAssets	0.71%	[1]
1	rr_ExpenseExampleYear01	73
3	rr_ExpenseExampleYear03	227
5	rr_ExpenseExampleYear05	395
10	rr_ExpenseExampleYear10	883
1	rr_ExpenseExampleNoRedemptionYear01	73
3	rr_ExpenseExampleNoRedemptionYear03	227
5	rr_ExpenseExampleNoRedemptionYear05	395
10	rr_ExpenseExampleNoRedemptionYear10	883
1 YEAR	rr_AverageAnnualReturnYear01	33.27%
5 YEARS	rr_AverageAnnualReturnYear05
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	30.71%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2012
Pioneer Fundamental Growth Fund | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[1]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses	rr_NetExpensesOverAssets	1.39%	[1]
1	rr_ExpenseExampleYear01	142
3	rr_ExpenseExampleYear03	440
5	rr_ExpenseExampleYear05	761
10	rr_ExpenseExampleYear10	1,669
1	rr_ExpenseExampleNoRedemptionYear01	142
3	rr_ExpenseExampleNoRedemptionYear03	440
5	rr_ExpenseExampleNoRedemptionYear05	761
10	rr_ExpenseExampleNoRedemptionYear10	1,669
1 YEAR	rr_AverageAnnualReturnYear01	32.50%
5 YEARS	rr_AverageAnnualReturnYear05
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	17.19%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2012
Pioneer Fundamental Growth Fund | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[1]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses	rr_NetExpensesOverAssets	0.82%	[1]
1	rr_ExpenseExampleYear01	83
3	rr_ExpenseExampleYear03	261
5	rr_ExpenseExampleYear05	454
10	rr_ExpenseExampleYear10	1,013
1	rr_ExpenseExampleNoRedemptionYear01	83
3	rr_ExpenseExampleNoRedemptionYear03	261
5	rr_ExpenseExampleNoRedemptionYear05	454
10	rr_ExpenseExampleNoRedemptionYear10	1,013
1 YEAR	rr_AverageAnnualReturnYear01	33.16%
5 YEARS	rr_AverageAnnualReturnYear05
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	20.30%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2009
Pioneer Fundamental Growth Fund | CLASS Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[1]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.90%	[1]
1	rr_ExpenseExampleYear01	92
3	rr_ExpenseExampleYear03	306
5	rr_ExpenseExampleYear05	538
10	rr_ExpenseExampleYear10	1,205
1	rr_ExpenseExampleNoRedemptionYear01	92
3	rr_ExpenseExampleNoRedemptionYear03	306
5	rr_ExpenseExampleNoRedemptionYear05	538
10	rr_ExpenseExampleNoRedemptionYear10	$ 1,205
1 YEAR	rr_AverageAnnualReturnYear01	33.19%
5 YEARS	rr_AverageAnnualReturnYear05
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	17.83%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2012
Pioneer Fundamental Growth Fund | Return after taxes on distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	23.82%
5 YEARS	rr_AverageAnnualReturnYear05	16.87%
10 YEARS	rr_AverageAnnualReturnYear10	6.77%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.55%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 22, 2002
Pioneer Fundamental Growth Fund | Return after taxes on distributions and sale of shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	14.25%
10 YEARS	rr_AverageAnnualReturnYear10	6.06%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.73%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 22, 2002
Pioneer Fundamental Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	33.48%
5 YEARS	rr_AverageAnnualReturnYear05	20.39%
10 YEARS	rr_AverageAnnualReturnYear10	7.83%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.38%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 22, 2002

[1]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes, brokerage commissions and acquired fund fees and expenses) to the extent required to reduce fund expenses to 1.09%, 2.15%, and 0.90% of the average daily net assets attributable to Class A, Class B and Class Z shares, respectively. These expense limitations are in effect through August 1, 2015. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.